Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 42,981	$ 35,453	$ 78,219
Prepaid rent		4,452
Unused commitment fee	50,000	50,000
Accounts receivable			34,853
Other receivable			7,323
Inventory			2,360
Total current assets	92,981	89,905	122,755
Furniture and equipment, net	22,014	24,623	158,418
Security deposit	12,600	12,600	12,600
Intangible asset, net	5,463	5,892	7,604
Total assets	133,058	133,020	301,377
Current liabilities:
Accounts payable and accrued expenses	109,574	89,033	55,797
Convertible notes payable, net of debt discount	565,272	668,912	122,383
Derivatives liability	25,006	341,464
Accrued payroll	3,722	6,653	7,142
Deferred rent	5,671	6,239	8,513
Note payable - current portion	7,714	7,520	6,790
Note payable, net of discount			209,786
Billing in excess of costs and estimated earnings			20,155
Total current liabilities	716,959	1,119,821	430,566
Long term liabilities:
Note payable	10,821	12,823	20,342
Total liabilities	727,780	1,132,644	450,908
Stockholders' deficit:
Series A Convertible Preferred value	7,500	7,500	2,500
Common stock value	23,971	25,502	15,213
Additional paid-in capital	7,909,845	7,376,196	3,829,528
Accumulated deficit	(8,536,038)	(8,408,822)	(3,996,772)
Total stockholders' deficit	(594,722)	(999,624)	(149,531)
Total liabilities and stockholders' deficit	$ 133,058	$ 133,020	$ 301,377